Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Segment Information
(2) Details of each segment for the years ended December 31, 2022, 2023 and 2024, are as follows:

	2022
(in millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,697,269	￦	1,347,405	￦	3,105,807
Finance		3,615,307		119,805		47,638
Satellite TV		709,160		19,797		58,413
Real estate		474,954		113,134		65,457
Others		7,960,143		473,276		575,035

Total		31,456,833		2,073,417		3,852,350
Elimination 2		(5,222,627)		(105,260)		(196,471)

Consolidated amount	￦	26,234,206	￦	1,968,157	￦	3,655,879

	2023
(in millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,698,964	￦	1,193,333	￦	3,183,408
Finance		3,723,286		91,591		37,150
Satellite TV		714,574		(70,170)		52,871
Real estate		499,997		73,496		70,653
Others		8,145,272		97,568		584,738

Total		31,782,093		1,385,818		3,928,820
Elimination 2		(5,186,848)		42,631		(118,689)

Consolidated amount	￦	26,595,245	￦	1,428,449	￦	3,810,131

	2024
(in millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,928,705	￦	432,809	￦	3,230,522
Finance		3,558,558		143,227		33,629
Satellite TV		710,019		(107,397)		48,121
Real estate		546,886		85,326		69,363
Others		8,222,955		65,566		604,753

Total		31,967,123		619,531		3,986,388
Elimination 2		(5,242,650)		20,527		(108,677)

Consolidated amount	￦	26,724,473	￦	640,058	￦	3,877,711

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.
2
Elimination for operating revenues is the difference between operating revenue included in the CODM report, which is based on Korean IFRS and operating revenue based on IFRS. Elimination for depreciation and amortization and operating revenues also included consolidated adjustments due to intercompany transactions with the group.

Summary of Operating Revenues and Non Current Assets by Geographical Regions
(3) Operating revenues for the years ended December 31, 2022, 2023 and 2024 and non-current
assets as at December 31, 2023 and 2024 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues						Non-current assets 1
Location	2022		2023		2024		2023.12.31		2024.12.31
Domestic	￦	26,074,349	￦	26,425,735	￦	26,547,275	￦	20,725,694	￦	20,021,125
Overseas		159,857		169,510		177,198		183,344		179,815

Total	￦	26,234,206	￦	26,595,245	￦	26,724,473	￦	20,909,038	￦	20,200,940

1	Sum of property and equipment, intangible assets, investment properties and right-of-use assets.